Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | ICE BofA U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.33%	0.06%	1.58%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			6.95%	0.93%	1.41%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.67%	(0.71%)	(0.07%)
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.12%	0.02%	0.43%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			8.46%	0.84%	0.98%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			10.75%	1.87%	2.00%
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			10.23%	1.34%	1.48%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | ICE BofA 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.09%	1.79%	1.84%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			5.24%	1.70%	1.76%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.09%	0.06%	0.44%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.25%	0.63%	0.78%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | Advisor
Prospectus [Line Items]
Average Annual Return, Percent			5.22%	1.70%	1.76%
Performance Inception Date		May 17, 2021
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			6.24%	1.59%	1.50%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			8.13%	2.45%	2.25%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | Bloomberg U.S. Universal Index (reflects on deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (reflects on deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.46%	5.30%	5.50%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			3.18%	3.83%	4.30%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.74%	1.59%	2.22%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.84%	1.93%	2.36%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			6.91%	4.78%	4.91%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	6.42%	5.82%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | Advisor
Prospectus [Line Items]
Average Annual Return, Percent			4.23%	5.61%	5.55%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			0.81%	4.92%	5.20%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.30%)	1.99%	2.70%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.44%	2.47%	2.88%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			2.85%	5.09%	5.03%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			4.49%	5.88%	5.81%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			4.53%	5.94%	5.85%
Performance Inception Date		May 31, 2019
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	6.42%	5.82%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | Advisor
Prospectus [Line Items]
Average Annual Return, Percent			3.60%	4.84%	4.84%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			0.25%	4.16%	4.50%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.64%)	1.55%	2.33%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.12%	2.03%	2.50%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			1.86%	4.06%	4.22%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			3.86%	5.10%	5.09%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			3.92%	5.16%	5.16%
Performance Inception Date		Dec. 01, 2016
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	6.42%	5.82%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | Advisor
Prospectus [Line Items]
Average Annual Return, Percent			4.16%	4.83%	4.98%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			0.80%	4.15%	4.63%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.04%)	1.61%	2.45%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			0.44%	2.05%	2.59%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			2.54%	4.07%	4.36%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			4.55%	5.11%	5.24%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			4.49%	5.18%	5.30%
Performance Inception Date		Jun. 27, 2016
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | J.P. Morgan Emerging Local Markets Index Plus (ELMI+) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.11%	1.77%	2.69%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.55%	(3.53%)	0.54%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		9.81%	(2.60%)	1.25%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | J.P. Morgan Government Bond Index Emerging Markets (JPM GBIEM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.26%	1.12%	3.88%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			10.77%	(0.45%)	2.22%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.17%	(1.67%)	0.96%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.30%	(0.38%)	1.65%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			12.87%	(0.50%)	1.84%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			15.07%	0.49%	2.86%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | J.P. Morgan Government Bond Index Emerging Markets (JPM GBIEM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.26%	1.12%	3.88%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			21.42%	2.10%	5.45%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.40%	(0.43%)	3.23%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.50%	1.34%	4.31%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			23.91%	2.03%	5.05%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			26.00%	3.06%	6.12%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | Bloomberg Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%	2.39%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	3.17%	2.18%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			8.50%	4.88%	4.08%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.77%	2.86%	2.44%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.04%	2.92%	2.53%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			10.36%	4.79%	3.67%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			12.41%	5.86%	4.71%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			11.93%	5.32%	4.19%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			12.51%	5.92%	4.77%
Performance Inception Date		May 31, 2017
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | Bloomberg Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	0.34%	2.39%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.18%	3.17%	2.18%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			16.17%	6.72%	5.35%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.33%	4.73%	3.81%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.73%	4.32%	3.49%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			18.07%	6.65%	5.10%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			20.35%	7.74%	6.00%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			19.68%	7.18%	5.48%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			20.41%	7.75%	6.05%
Performance Inception Date		May 31, 2017
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)	2.01%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			8.53%	4.28%	4.57%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.96%	2.54%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.96%	2.33%	2.69%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			10.32%	4.21%	4.12%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			12.45%	5.24%	5.17%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			11.86%	4.72%	4.64%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | MSCI Europe, Australasia and Far East (EAFE) Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%	8.18%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | ICE BofA Fixed Rate Preferred Securities Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.13%	1.61%	3.96%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Blended Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.31%	11.61%	12.68%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.14%	14.27%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			6.18%	8.43%	10.28%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.15%	8.00%	9.86%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.41%	6.63%	8.42%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			10.24%	8.79%	10.22%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			12.36%	9.88%	11.16%
Performance Inception Date		Sep. 11, 2015
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | Russell 3000 Growth (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.15%	14.58%	17.57%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			3.39%	7.86%	12.64%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.48%	7.22%	12.13%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.34%	6.18%	10.55%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			7.32%	8.22%	12.57%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%	9.61%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.14%	14.27%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			(11.51%)	2.12%	7.43%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(12.87%)	1.11%	6.17%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(5.80%)	1.67%	5.86%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			(8.14%)	2.45%	7.37%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			(6.37%)	3.47%	8.28%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.14%	14.27%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.32%	10.52%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			6.97%	8.75%	9.52%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.94%	7.88%	8.94%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.84%	6.83%	7.76%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			11.04%	9.10%	9.45%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			13.16%	10.20%	10.39%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			44.18%	10.39%	8.43%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.57%	4.19%	8.41%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | MSCI Emerging Markets Equal Country Weighted Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			41.24%	10.88%	8.60%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | MSCI Frontier Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			46.86%	9.60%	7.91%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			25.90%	11.18%	10.08%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.72%	10.34%	9.55%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.92%	8.66%	8.17%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			33.21%	12.68%	10.95%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.14%	12.16%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			17.44%	9.79%	9.76%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.24%	8.47%	8.68%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.02%	7.42%	7.70%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			21.98%	10.16%	9.69%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			24.22%	11.26%	10.63%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%	12.14%	12.16%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index (reflect no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	3.99%	6.07%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | Blended Index
Prospectus [Line Items]
Average Annual Return, Percent			17.43%	9.31%	10.09%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			13.79%	6.86%	7.65%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.00%	5.35%	6.40%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.64%	4.86%	5.75%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			18.10%	7.22%	7.61%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			20.44%	8.30%	8.53%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | R
Prospectus [Line Items]
Average Annual Return, Percent			19.86%	7.74%	7.96%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	4.04%	5.08%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	4.02%	5.07%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	0.06%	1.73%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			3.92%	3.78%	4.61%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.33%	1.60%	2.32%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.27%	2.00%	2.53%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			5.60%	3.71%	4.34%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			7.67%	4.73%	5.24%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			7.51%	4.71%	5.23%
Performance Inception Date		Jun. 30, 2023
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | Blended Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.07%	5.57%	6.15%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	0.06%	2.43%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | ICE BofA Developed Markets High Yield ex-Subordinated Financials Index Hedged USD (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.24%	4.66%	6.43%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | Morningstar LSTA US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.90%	6.42%	5.82%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A
Prospectus [Line Items]
Average Annual Return, Percent			2.68%	3.82%	4.66%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.10%)	1.32%	2.73%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.54%	1.80%	2.76%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | C
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	3.71%	4.43%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | I
Prospectus [Line Items]
Average Annual Return, Percent			6.27%	4.76%	5.32%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | R6
Prospectus [Line Items]
Average Annual Return, Percent			6.31%	4.80%	5.35%
Performance Inception Date		Sep. 03, 2019

[1]
*	The Blended Index consists of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index.

[2]
1	The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.